STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Beginning Balance	1,632,471	1,517,721
Granted	2,133,973	158,250
Forfeited or cancelled		(43,500)
Ending Balance	3,766,444	1,632,471
Exercisable	16,000
Weighted Average Exercise price
Beginning Balance		$ 0.41
Granted	0.51	0.36
Forfeited or cancelled		(0.75)
Ending Balance
Average Grant Date Fair value
Beginning Balance		0.18
Granted	0.17	0.09
Forfeited or cancelled		(0.17)
Ending Balance
Minimum [Member]
Exercise Price
Beginning Balance	0.25	0.25
Granted	0.20	0.22
Forfeited or cancelled		0.68
Ending Balance		0.25
Maximum [Member]
Exercise Price
Beginning Balance	1.00	1.00
Granted	$ 1.00	0.78
Forfeited or cancelled		0.78
Ending Balance		$ 1.00